Balance Sheets (Unaudited) (USD $)	Nov. 30, 2011	Aug. 31, 2011	Aug. 31, 2010
Unaudited
Current assets:
Cash and cash equivalents	$ 10,960	$ 6,828
Prepaid expenses	1,333
Inventory	43,158
Deposits	2,995
Total current assets	58,446
TOTAL ASSETS	58,446
Current liabilities:
Accounts payable and accrued liabilities	10,312
Accounts payable to related parties	4,500
Loan from non related third party	15,000
Total current liabilities	29,812
Total liabilities	29,812
Preferred Stock
Common Stock	34,157
Additional paid-in capital	105,533
Stock subscription payable
(Deficit) accumulated during development stage	(111,056)
Total stockholders' equity	28,634
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	58,446
Audited
Current assets:
Cash and cash equivalents		6,828
Prepaid expenses		6,059
Inventory		38,350
Deposits		2,000
Total current assets		53,237
TOTAL ASSETS		53,237
Current liabilities:
Accounts payable and accrued liabilities		1,554
Accounts payable to related parties		10,550	2,500
Loan from non related third party		15,000
Total current liabilities		27,104	2,500
Total liabilities		27,104	2,500
Preferred Stock
Common Stock		31,157
Additional paid-in capital		33,533	325
Stock subscription payable		37,500
(Deficit) accumulated during development stage		(76,057)	(2,825)
Total stockholders' equity		26,133	(2,500)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 53,237